PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands	1 Months Ended		6 Months Ended
	Apr. 30, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Sep. 30, 2022	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Loan to a third party				¥ 18,171	$ 2,850,000
Others				7,360		¥ 2,557
Total				¥ 25,531		¥ 2,557
Interest rate		5.00%	5.00%
Collateral amount received		¥ 18,141
Interest income from loan orignation | $	$ 38,000